Exhibit 99.1

ThunderRoad Motorcycle Trust 2016-1
Asset Backed Notes
Sample Receivables Agreed-Upon Procedures

Report To:
ThunderRoad Financial, LLC
ThunderRoad Receivables LLC
Piper Jaffray & Co.

7 December 2015 except as amended to be permissible to be used to comply with SEC Rule 15Ga‑2 or SEC Rule 17g-10 which the date is 1 April 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

ThunderRoad Financial, LLC
ThunderRoad Receivables LLC
9635 Gateway Drive, Suite B
P.O. Box 19849
Reno, Nevada 89521

Piper Jaffray & Co.
800 Nicollet Mall, Suite 1000
Minneapolis, Minnesota 55402

Re:	ThunderRoad Motorcycle Trust 2016-1 (formerly ThunderRoad Motorcycle Trust 2015-1)
Asset Backed Notes (the “Notes”)
Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist ThunderRoad Receivables LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of retail motorcycle receivables secured by new and used motorcycles (the “Receivables”) relating to the ThunderRoad Motorcycle Trust 2016-1 securitization transaction (the “Transaction”).  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

On 31 March 2016, ThunderRoad Financial, LLC (the “Sponsor”) amended our engagement agreement, which indicated that the Transaction will now be rated by a nationally recognized statistical rating organization (a “rating agency”).  Therefore, we issue this amended report which replaces our previously issued agreed-upon procedures report dated 7 December 2015 (the “Preliminary Securitization Offering Document AUP Report”) relating to the accuracy of certain information:
a.	With respect to the Receivables and
b.	That is contained in the Preliminary Securitization Offering Document (as defined in the Preliminary Securitization Offering Document AUP Report) relating to the offering of the Notes.

This amended report is permissible to be used to comply with SEC Rule 15Ga-2 or SEC Rule 17g-10.  The procedures performed and results of those procedures are not modified from our previously issued Preliminary Securitization Offering Document AUP Report dated 7 December 2015  and there have not been any other procedures performed to satisfy the criteria for due diligence performed beyond the originally issued Preliminary Securitization Offering Document AUP Report.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.	Imaged copies of:
i.	(a) Conditional sale contract and security agreement, (b) simple finance charge, (c) retail installment contract and security agreement, (d) retail installment contract simple finance charge, (e) retail installment contract and security agreement (consumer credit document), (f) contract for sale and security agreement for sale of vehicle with payment of simple interest or (g) simple interest vehicle contract for sale and security agreement (as applicable and collectively, the “Contract”),
ii.	ThunderRoad financial credit application (the “Application”) and
iii.	Bill of sale or monster powersports invoice (as applicable and collectively, the “Bill of Sale,” together with the Contract and Application, the “Source Documents”), relating to the Sample Receivables (as defined in Attachment A),
b.	The list of relevant characteristics (the “Sample Characteristics”), on the Preliminary Data File and Data File (both as defined herein), which are listed on Exhibit 2 to Attachment A, and
c.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Piper Jaffray & Co. (the “Initial Purchaser”), on behalf of the Depositor, provided us with:
a.	Electronic data files labeled “TR - Loan Data and Tables - v12-NoNamesVIN-ValuesOnly‑_2015-11-30.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Initial Purchaser, on behalf of the Depositor, indicated contains information on certain retail motorcycle receivables (the “Preliminary Receivables”) as of 31 October 2015 (the “Preliminary Cutoff Date”) and
a.	Instructions, assumptions and methodologies which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Source Documents, Sample Characteristics, Preliminary Data File and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor or Initial Purchaser, both on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.
We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a rating agency or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 December 2015
except as amended to be permissible to be used to comply with SEC Rule 15Ga‑2 or SEC Rule 17g-10 which the date is
1 April 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 100 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to select from the Preliminary Data File.

2.	For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on certain of the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Receivables

Sample Receivable Number	Loan Number

1	22
2	84
3	100
4	190
5	268
6	274
7	342
8	1115
9	1287
10	1960
11	5193
12	5644
13	7255
14	7574
15	7838
16	8459
17	8719
18	8836
19	9205
20	9783
21	10397
22	10467
23	10837
24	10922
25	10994
26	11922
27	12300
28	12878
29	12908
30	13508
31	13691
32	13969
33	14744
34	15056
35	15843
36	16430
37	16528
Sample Receivable Number	Loan Number
38	16570
39	16854
40	17110
41	17138
42	17197
43	17328
44	17506
45	18144
46	18616
47	19224
48	19232
49	19998
50	20219
51	20572
52	20722
53	21086
54	21316
55	21426
56	21999
57	22148
58	22410
59	22438
60	22455
61	22757
62	22788
63	22923
64	22948
65	22955
66	23162
67	23361
68	23620
69	23758
70	24284
71	24311
72	24349
73	24394
74	24577

Exhibit 1 to Attachment A

Sample Receivable Number	Loan Number
75	24672
76	24930
77	25291
78	25581
79	25681
80	25958
81	25969
82	26364
83	26461
84	26502
85	26775
86	26792
87	27115
Sample Receivable Number	Loan Number
88	27297
89	27431
90	28140
91	28153
92	28162
93	28962
94	29543
95	30069
96	30266
97	30279
98	30330
99	30332
100	30539

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Loan Number	Contract	i.

Customer state	Contract

Make	Contract or Application	ii., iii.

Year	Contract

Contract date (open date)	Contract

First principal due date	Contract

Original loan amount	Contract

Current rate	Contract

Term	Contract	iv.

Total or regular payment	Contract

Vehicle (new/used)	Contract, Application or Bill of Sale	iii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the make Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation and truncation.

iii.	For each Sample Receivable, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents.

Exhibit 2 to Attachment A

Notes:  (continued)

iv.	For the purpose of comparing the term Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to round the term, as shown on the Preliminary Data File, to the whole month.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

2	Vehicle (new/used)	New	Used

3	Vehicle (new/used)	New	Used

4	Contract date (open date)	5/30/2014	4/30/2014
	First principal due date	6/30/2014	5/30/2014
	Total or regular payment	$276.52	$266.16

5	Contract date (open date)	5/16/2014	5/17/2014

6	Contract date (open date)	5/18/2014	5/19/2014

7	Contract date (open date)	7/5/2014	5/6/2014
	First principal due date	8/5/2014	6/5/2014

27	Total or regular payment	$206.81	$286.81

31	Contract date (open date)	4/7/2015	3/27/2015

44	Contract date (open date)	5/14/2015	5/16/2015

45	First principal due date	6/24/2015	7/8/2015

51	Original loan amount	$12,124.35	$12,544.20

60	Total or regular payment	$519.50	$619.50

65	Year	2016	2015

81	Contract date (open date)	8/29/2015	8/28/2015

89	Current rate	7.99%	7.98%

92	Current rate	11.99%	13.99%